UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

(Amendment No. 1)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 205-8300

Date of fiscal year end:   April 30

Date of reporting period:   October 31, 2010

Item 1. Reports to Stockholders.

Explanatory Note

This amended filing of form type N-CSR is being made to address an incorrect filing. A submission was filed January 5, 2011, under Accession number 0001447572-11-000003 which erroneously was filed using the incorrect submission type. This filing should be disregarded. The Semi-Annual Report for Mirae Asset Discovery Funds was subsequently filed correctly under the correct submission type, form type N-CSRS, on January 5, 2011, under Accession number 0001447572-11-000006.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)   Not applicable.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

Not applicable.

(b)

Not applicable.

Item 12. Exhibits.

(a)

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)

Not applicable - only for annual reports.

(a)(2)

Not applicable.

(a)(3)

Not applicable.

(b)

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Mirae Asset Discovery Funds

By (Signature and Title)* /s/ Joel Engle

Joel Engle, Treasurer and Principal Financial Officer

Date      January  10 , 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Hun Jun Jang

Hun Jun Jang, President and Principal Executive Officer

Date      January 10, 2011

By (Signature and Title)* /s/ Joel Engle

Joel Engle, Treasurer and Principal Financial Officer

Date      January 10, 2011

* Print the name and title of each signing officer under his or her signature.